Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

October 17, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WisdomTree Trust (File Nos. 333-132380 and 811-21864)

Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:

On behalf of our client, WisdomTree Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 377 (“PEA No. 377”) to the Trust’s Registration Statement on Form N-1A. The purpose of PEA No. 377 is to reflect material changes to the sub-adviser to the WisdomTree Brazilian Real Strategy Fund.

Please direct any questions or comments you may have to my attention at the address listed above. In addition, please feel free to contact me at 202.373.6070 with your questions or comments.

Sincerely,

/s/ K.Michael Carlton

K. Michael Carlton